Short-Term Investments - Summary of Short-Term Investments (Detail) - USD ($) $ in Thousands	May 31, 2020	May 31, 2019	May 31, 2018
Short-term Investments [Abstract]
Held-to-maturity investments	$ 2,318,280	$ 1,668,689	$ 1,623,763